Statements of Changes In Shareholders' Equity - USD ($)	Total	IPO [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Retained Earnings [Member]	Class A Ordinary Shares [Member]	Class A Ordinary Shares [Member] IPO [Member]	Class B Ordinary Shares [Member]
Beginning Balance at Nov. 28, 2017	$ 0		$ 0		$ 0	$ 0		$ 0
Beginning Balance (Shares) at Nov. 28, 2017						0		0
Issuance of Class B ordinary shares to Sponsor	25,000		24,425					$ 575
Issuance of Class B ordinary shares to Sponsor (Shares)								5,750,000
Net income (loss)	(8,819)				(8,819)
Ending Balance at Dec. 31, 2017	16,181		24,425		(8,819)	$ 0		$ 575
Ending Balance (Shares) at Dec. 31, 2017						0		5,750,000
Sale of units in initial public offering, net of offering costs		$ 187,832,433		$ 187,830,433			$ 2,000
Sale of units in initial public offering, net of offering costs (Shares)							20,000,000
Sale of private placement warrants to Sponsor in private placement	6,000,000		6,000,000
Forfeiture of Class B ordinary shares	0		75					$ (75)
Forfeiture of Class B ordinary shares (Shares)								(750,000)
Common stock subject to possible redemption	(189,139,594)		(189,137,706)			$ (1,888)
Common stock subject to possible redemption (Shares)						(18,876,207)
Net income (loss)	290,990				290,990
Ending Balance at Mar. 31, 2018	5,000,010		4,717,227		282,171	$ 112		$ 500
Ending Balance (Shares) at Mar. 31, 2018						1,123,793		5,000,000
Beginning Balance at Dec. 31, 2017	16,181		24,425		(8,819)	$ 0		$ 575
Beginning Balance (Shares) at Dec. 31, 2017						0		5,750,000
Sale of units in initial public offering, net of offering costs		200,000,000		199,998,000			$ 2,000
Sale of units in initial public offering, net of offering costs (Shares)							20,000,000
Offering costs		(11,945,186)		$ (11,945,186)
Sale of private placement warrants to Sponsor in private placement	6,000,000		6,000,000			$ 0		$ 0
Sale of private placement warrants to Sponsor in private placement, Shares								0
Forfeiture of Class B ordinary shares			75					$ (75)
Forfeiture of Class B ordinary shares (Shares)								(750,000)
Common stock subject to possible redemption	(191,666,280)		(191,664,363)			$ (1,917)
Common stock subject to possible redemption (Shares)						(19,166,628)
Net income (loss)	2,595,287				2,595,287
Ending Balance at Dec. 31, 2018	5,000,002		2,412,951		2,586,468	$ 83		$ 500
Ending Balance (Shares) at Dec. 31, 2018						833,372		5,000,000
Offering costs		$ (11,900,000)
Common stock subject to possible redemption	461,740		461,735			$ 5
Common stock subject to possible redemption (Shares)						46,174
Net income (loss)	(461,734)				(461,734)
Ending Balance at Mar. 31, 2019	$ 5,000,008		$ 2,874,686		$ 2,124,734	$ 88		$ 500
Ending Balance (Shares) at Mar. 31, 2019						879,546		5,000,000